Capital Stock	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Capital Stock [Abstract]
Capital Stock
23	Capital Stock

Common Stock capital

On December 28, 2023, the Company consummated a Business Combination which was accounted for as a Reverse Recapitalization (Refer Note 3). The Company had 220,000,000 shares of Zoomcar, Inc. Common Stock authorized for issuance prior to the closing of the Reverse Recapitalization. Pursuant to the Company’s restated certificate of incorporation, the Company is authorized to issue 260,000,000 shares of capital stock, consisting of (a) 250,000,000 shares of Common Stock with a par value of $0.0001 per share, and (b) 10,000,000 shares of preferred stock with a par value of $0.0001 per share.

As a result of the Reverse Recapitalization, 16,987,064 shares of Zoomcar, Inc. Common Stock, were converted into shares of the Company’s Common Stock at an Exchange Ratio of 0.0284 (prior to Reverse Stock Split). The holders of Common Stock are entitled to one vote per share on all matters submitted to the stockholders for their vote or approval. On all matters to be voted upon, holders of Common Stock and holders of Preferred Stock will vote together as a single class on all matters submitted to the stockholders for their vote or approval.

As on the transaction Closing date, a) 273,791 (27,327,481 prior to Reverse Stock Split) shares were issued at an exchange ratio of 0.0284 (prior to Reverse Stock Split) in exchange for 16,987,064 shares of Common Stock and 112,660,583 shares of Preferred Stock of Zoomcar, Inc. Also, 91,924 (9,192,377 prior to Reverse Stock Split) shares of the Company were issued at a conversion ratio of 1:1 (prior to Reverse Stock Split) in exchange for 9,192,377 shares of the SPAC, b) 10,715 (1,071,506 prior to Reverse Stock Split) common shares were issued to Mohan Ananda against Ananda Note having outstanding principal and interest amount of $10,715,068 c) 16,667 (1,666,666 prior to Reverse Stock Split) common shares were issued to Mohan Ananda in exchange for cash consideration of $5,000,000 and d) 36,173 (3,617,333 prior to Reverse Stock Split) shares of Common Stock were issued to vendors as compensation for services received by the Company which includes 2,866,666 shares issued against liabilities assumed under Reverse Recapitalization amounting to $17,100,000.

The holders of the Common Stock are entitled to receive dividends out of funds legally available therefore at such times and in such amounts as the Board of Directors may determine in its sole discretion. In the event of liquidation, dissolution, distribution of assets or winding up of the Company, whether voluntary or involuntary, after the payment or provision for payment of all debts and liabilities of the Company and any and all preferential amounts to which the holders of the Preferred Stock are entitled with respect to the distribution of the net assets of the Company in liquidation, the holders of Common Stock shall be entitled to share ratably in the remaining net assets of the Company available for distribution.

23	Capital Stock

Common	stock capital

On December 28, 2023, the Company consummated a Business Combination which was accounted for as a Reverse Recapitalization (refer Note 3 for additional information). The Company had 220,000,000 shares of Zoomcar, Inc. Common Stock authorized for issuance prior to the closing of the Reverse Recapitalization. Pursuant to the Company’s restated certificate of incorporation, the Company is authorized to issue 260,000,000 shares of capital stock, consisting of (a) 250,000,000 shares of Common Stock with a par value of $0.0001 per share, and (b) 10,000,000 shares of preferred stock with a par value of $0.0001 per share.

As a result of the Reverse Recapitalization, 16,987,064 shares of Zoomcar, Inc. Common Stock, were converted into shares of the Company’s Common Stock at an Exchange Ratio of 0.0284 (prior to Reverse Stock Split). The holders of Common Stock are entitled to one vote per share on all matters submitted to the stockholders for their vote or approval. On all matters to be voted upon, holders of Common Stock and holders of Preferred Stock will vote together as a single class on all matters submitted to the stockholders for their vote or approval.

As on the Closing date, a) 273,791 (27,327,481 prior to Reverse Stock Split) shares were issued at an exchange ratio of 0.0284 (prior to Reverse Stock Split) in exchange for 16,987,064 shares of common stock and 112,660,583 shares of Preferred Stock of Zoomcar, Inc. Also, 91,924 (9,192,377 prior to Reverse Stock Split) shares of the Company were issued at a conversion ratio of 1:1 (prior to Reverse Stock Split) in exchange for 9,192,377 shares of the SPAC, b) 10,715 (1,071,506 prior to Reverse Stock Split) common shares were issued to Mohan Ananda against Ananda Note having outstanding principal and interest amount of $10,715,068 c) 16,667 (1,666,666 prior to Reverse Stock Split) common shares were issued to Mohan Ananda in exchange for cash consideration of $5,000,000 and d) 36,173 (3,617,333 prior to Reverse Stock Split) shares of common stock were issued to vendors as compensation for services received by the Company which includes 28,667 (2,866,666 prior to Reverse Stock Split) shares issued against liabilities assumed under Reverse Recapitalization amounting to $17,100,000.

The Original Earnout Terms were modified pursuant to the terms and provisions set forth in the Post-Closing Amendment, effective immediately upon the adoption of the Post- Closing Amendment on December 29, 2023 resulting in distribution of 199,994 (19,999,407 prior to Reverse Stock Split) shares of common stock to the holders of common stock, preferred stock and holders of SSCPN of Zoomcar, Inc. as it became distributable to stockholders in accordance with the terms of the Merger Agreement.

The holders of the Common Stock are entitled to receive dividends out of funds legally available therefore at such times and in such amounts as the Board of Directors may determine in its sole discretion. In the event of liquidation, dissolution, distribution of assets or winding up of the Company, whether voluntary or involuntary, after the payment or provision for payment of all debts and liabilities of the Company and any and all preferential amounts to which the holders of the Preferred Stock are entitled with respect to the distribution of the net assets of the Company in liquidation, the holders of Common Stock shall be entitled to share ratably in the remaining net assets of the Company available for distribution.